Operating Segments and Geographic Area Information - Net Sales (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 691,956	$ 648,638	$ 634,197	$ 641,625	$ 687,596	$ 661,226	$ 684,894	$ 711,704	$ 2,616,416	[1]	$ 2,745,420	[1]	$ 2,869,005	[1]
United States
Segment Reporting Information [Line Items]
Net sales									1,022,220	[1]	1,053,068	[1]	1,106,580	[1]
Foreign
Segment Reporting Information [Line Items]
Net sales									$ 1,594,196	[1]	$ 1,692,352	[1]	$ 1,762,425	[1]

[1]	No sales in a foreign country exceed 10% of total net sales. Also, net sales are attributed to countries based upon shipments to final destination.